ACQUISITIONS AND DISPOSALS (Schedule of Gain Realized on Deemed Disposal) (Details) ¥ in Thousands	Dec. 31, 2018 USD ($)	Apr. 06, 2017 CNY (¥)
Major line items constituting pretax profit of discontinued operations:
Fair value of retained noncontrolling investment		¥ 151,355
Disposition of net assets		92,501
Gain on disposal of Beijing Century Friendship and BPMC	$ 9,046	¥ 58,854